Principal Funds Inc | Global Multi-Strategy Fund [Member]
GLOBAL MULTI-STRATEGY FUND
Objective:
The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | Principal Funds Inc | Global Multi-Strategy Fund [Member] | Class R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal Funds Inc Global Multi-Strategy Fund [Member] Class R-6
Management Fees (as a percentage of Assets)	1.56%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.44%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	0.04%	[2],[3]
Net Expenses (as a percentage of Assets)	2.04%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending December 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, for Class R-6. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Funds Inc | Global Multi-Strategy Fund [Member] | Class R-6 | USD ($)	207	648	1,115	2,407

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 233.9% of the average value of its portfolio.

Principal Investment Strategies
Principal Global Investors, LLC ("PGI"), the Fund's investment adviser, seeks to combine diversified investment strategies efficiently and systematically so that the Fund generates a positive total return with relatively low volatility and low sensitivity or correlation to market indices. PGI allocates the Fund’s assets to the investment strategies described below, which one or more sub-advisors execute. Depending upon market conditions, the Fund may use the strategies to varying degrees at any time, discontinue using a strategy, or add strategies. PGI has considerable latitude in allocating the assets to the strategies; however, the Fund's investments in its Cayman Subsidiary at any time will not exceed 25% of the Fund's net assets.
In pursuing its strategies, the Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, floating rate debt, and bank loans. Under normal market conditions, the Fund invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least ten countries. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The Fund invests in investment-grade and below investment-grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund actively trades portfolio securities.
The Fund invests in derivative instruments, including futures, options, swaps, and forwards. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The strategies use derivative transactions for various purposes, including to gain exposure to securities and to attempt to reduce risk. The Fund may invest in money market funds to support its derivative positions.
The Fund takes long and short positions in securities and derivative instruments. When taking a short position, the Fund may sell an instrument that it does not own and then borrow to meet its settlement obligations. Short positions benefit from a decrease in price of the underlying instrument and lose value if the price of the underlying instrument increases. Long positions profit if the value of the instrument increases. Simultaneously engaging in long investing and short selling reduces the net exposure to general market movements. The Fund also takes relative value positions in an effort capitalize on price differences between similar securities or relative value among securities of the same company.
Commodities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals. This strategy includes investing a portion of the Fund’s assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”) to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code (the “Code”). The Fund, either directly or through its Cayman Subsidiary, invests in commodity-linked derivatives and in instruments such as fixed income securities, cash and cash equivalents and/or U.S. government securities, either as investments or to serve as margin or collateral for derivatives positions.
Credit Long/Short. This strategy uses a flexible approach to invest primarily in fixed income securities and related instruments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management strategies. This strategy uses derivative instruments, including options, futures contracts, forwards and swaps and may gain its investment exposure substantially through such instruments. The strategy may also use derivative instruments in an effort to minimize volatility. This strategy may obtain market exposure by entering into a series of purchase and sale contracts and using other investment techniques, may purchase securities on a when-issued, delayed delivery or forward commitment basis, and may engage in short sales.
Emerging Market Long/Short Credit. This strategy takes long and short positions with respect to selected emerging market issuers when the Sub-Advisor identifies factors (for example, macro-economic factors such as direction of currencies and interest rates, and country- or credit-specific factors such as GDP growth or fundamentals of the issuer) that it believes will drive substantial appreciation or depreciation of the particular exposure. The strategy's geographic focus is derived from economic and political developments and the specific nature of local jurisdictions in the emerging markets.
Equity Long/Short. This strategy provides long and short exposure to a diversified portfolio of U.S. and non-U.S. equities. The strategy simultaneously invests long in equities the sub-advisor expects to increase in value and either "short" sells equities the sub-advisor expects to decrease in value or hedges equity market exposure another way (for example, by using derivatives such as futures or options). This strategy uses two methods of analysis: fundamental analysis, which involves examining a company's financial statements and operations, especially sales, earnings, products, management and competition; and quantitative analysis, which involves using mathematical models to examine a company's measurable characteristics such as revenue, earnings, margins and market share.
Equity Market Neutral. This strategy seeks to exploit pricing inefficiencies between related equity securities and to neutralize exposure to market risk by maintaining long and short positions. This strategy is not expected to have material industry over- or under-weights.
Dedicated Short Bias. This strategy "short" sells stocks that are viewed negatively by the market and seeks to neutralize exposure to market risk by maintaining long and short positions.
Global Macro. This strategy provides long and short exposure to a broad spectrum of assets (including developed country equities, currencies, bonds, commodities, and interest rates) in an effort to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions.
Emerging Markets. This strategy invests in equities, bonds, and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, debt, and currency markets, and long and short exposure to liquid equity securities traded on emerging and developed market exchanges.
Convertible Arbitrage. This strategy seeks to profit from the pricing complexity of convertible bonds by structuring trades using multiple securities within a convertible bond issuer's capital structure. For example, the Fund may purchase an issuer's convertible bond and simultaneously sell short the same issuer's common stock to take advantage of a mispricing of either security. This strategy may use derivatives to hedge against a decline in interest rates or credit exposure.
Managed Futures. This strategy uses quantitative selection models to help predict movements in any combination of fixed income, currency, commodity, or equity markets. This strategy provides long and short exposure to: commodities; developed country equities, bonds, and currency markets; and emerging country equity and currency markets.
Event Driven. This strategy invests in securities of companies on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as merger arbitrage, where the Fund holds a long/short portfolio of stocks of companies involved in mergers.
Fixed Income Arbitrage. This strategy seeks to exploit mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to: developed country bond and currency markets; investment grade and high yield credit markets; and forward mortgage-backed securities trading in the to-be-announced ("TBA") markets.
Market Neutral Fixed Income. This strategy invests in a diverse and large number of individual assets in an effort to hold long and short positions across many different product types that have attractive return characteristics with low volatility and that exhibit low correlation to fixed income and equity markets.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Arbitrage Trading Risk. The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner, in which case the fund may realize losses.
Asset Allocation Risk. A fund’s selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Cayman Subsidiary Risk. A fund is subject to the particular risks associated with the investments of the Fund’s wholly-owned Cayman Subsidiary, namely Commodity-Related Investments Risk, Counterparty Risk and Derivatives Risk. The Cayman Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The laws of the Cayman Islands and/or the United States (including the IRS position on income earned from wholly-owned subsidiaries described in past IRS private letter rulings) may change, resulting in the inability of the fund and/or the Cayman Subsidiary to operate as described in this Prospectus.
Commodity-Related Investments Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.
Convertible Securities Risk. Convertible securities are bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

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Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

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Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

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Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Event-Driven Trading Risk. Event-driven trading involves the risk that the special situation may not occur as anticipated, if at all, and that the market price of a stock declines.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class-R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class R-6 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (June 12, 2017), the performance shown in the bar chart and the table for Class R-6 shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on October 24, 2011. The Institutional Class shares, which are not presented in this prospectus, would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.
Life of Fund returns are measured from the date the Fund's shares were first sold (October 24, 2011).

Total Returns as of December 31	[1]

Highest return for a quarter during the period of the bar chart above:	Q1 '12	2.96%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(1.89)%

(1)    The year-to-date return as of March 31, 2017 was 2.29% for Class R-6 shares.

Average Annual Total Returns - Principal Funds Inc - Global Multi-Strategy Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
HFRI (Hedge Fund Research Inc.) Funds-of-Funds Composite Index [Member]	HFRI (Hedge Fund Research Inc.) Fund-of-Funds Composite Index (reflects no deduction for fees, expenses, or taxes)	0.51%	3.42%	3.20%
Class R-6	Class R-6 Return Before Taxes	3.27%	3.51%	3.26%	Jun. 12, 2017
Class R-6 | After Taxes on Distributions	Class R-6 Return After Taxes on Distributions	3.24%	3.06%	2.84%
Class R-6 | After Taxes on Distributions and Sales	Class R-6 Return After Taxes on Distributions and Sale of Fund Shares	1.88%	2.65%	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-6 shares only and would be different for the other share classes.

[1]	The year-to-date return as of March 31, 2017 was 2.29% for Class R-6 shares.